BORROWINGS	12 Months Ended
Dec. 31, 2013
BORROWINGS
BORROWINGS

15. BORROWINGS

        Notes—As of December 31, 2013 and 2012, the Group's notes consisted of the following:

			December 31,
		Interest rate
	Currency		2013	2012
MTS International Notes due 2020 (Note 2)	USD	8.625%	24,547	22,779
MTS International Notes due 2023 (Note 2)	USD	5.00%	16,365	—
MTS OJSC Notes due 2020	RUB	8.15%	15,000	15,000
MTS OJSC Notes due 2014	RUB	7.60%	13,619	13,619
MTS OJSC Notes due 2017	RUB	8.70%	10,000	10,000
MTS OJSC Notes due 2023	RUB	8.25%	10,000	—
MTS OJSC Notes due 2015	RUB	7.75%	7,537	7,537
MTS OJSC Notes due 2018	RUB	7.50%	3,844	9,610
MTS OJSC Notes due 2016	RUB	8.75%	1,788	1,788
MTS OJSC Notes due 2015 (A series)	RUB	10.00%	12	—
MTS OJSC Notes due 2016 (B series)	RUB	8.00%	12	—
MTS OJSC Notes due 2022 (V series)	RUB	5.00%	12	—
MTS OJSC Notes due 2013	RUB	7.00%	—	429
Plus: unamortized premium			8	14

Total notes			102,744	80,776
Less: current portion			(17,462)	(10,039)

Total notes, long-term			85,282	70,737

        The Group has an unconditional obligation to repurchase certain MTS OJSC Notes at par value if claimed by the noteholders subsequent to the announcement of sequential coupon. The dates of the announcement for each particular note issue are as follows:

MTS OJSC Notes due 2018	December 2014
MTS OJSC Notes due 2020	November 2015
MTS OJSC Notes due 2023	March 2018

        The notes therefore can be defined as callable obligations under the FASB authoritative guidance on debt, as the holders have the unilateral right to demand repurchase of the notes at par value upon announcement of new coupons. The FASB authoritative guidance on debt requires callable obligations to be disclosed as maturing in the reporting period, when the demand for repurchase could be submitted disregarding the expectations of the Group about the intentions of the noteholders. The Group discloses the notes as maturing in 2014 (MTS OJSC Notes due 2018), in 2015 (MTS OJSC Notes due 2020) and in 2018 (MTS OJSC Notes due 2023) in the aggregated maturities schedule as these are the reporting periods when the noteholders will have the unilateral right to demand repurchase.

        In June 2013, the Group changed the coupon rate for MTS OJSC Notes due 2018 from 8.00% to 7.00%. Following the announcement of new coupon rates the Group repurchased MTS OJSC Notes due 2018 at the request of eligible noteholders in the amount of RUB 1,875 million.

        In December 2013, the Group changed the coupon rate for MTS OJSC Notes due 2018 from 7.00% to 7.50%. Following the announcement of new coupon rates the Group repurchased MTS OJSC Notes due 2018 at the request of eligible noteholders in the amount of RUB 3,891 million.

        The fair values of notes based on the market quotes as of December 31, 2013 at the stock exchanges where they are traded were as follows:

	Stock exchange	% of par	Fair value
MTS International Notes due 2020	Irish stock exchange	118.60	29,113
MTS International Notes due 2023	Irish stock exchange	93.75	15,342
MTS OJSC Notes due 2020	Moscow Exchange	100.70	15,105
MTS OJSC Notes due 2014	Moscow Exchange	100.15	13,639
MTS OJSC Notes due 2017	Moscow Exchange	101.47	10,147
MTS OJSC Notes due 2023	Moscow Exchange	101.00	10,100
MTS OJSC Notes due 2015	Moscow Exchange	100.14	7,557
MTS OJSC Notes due 2018	Moscow Exchange	100.30	3,855
MTS OJSC Notes due 2016	Moscow Exchange	101.25	1,810

Total notes			106,668

        Bank loans and other debt—As of December 31, 2013 and 2012, the Group's loans from banks and financial institutions consisted of the following:

			December 31,
		Interest rate (actual at December 31, 2013)
	Maturity		2013	2012
USD-denominated:
Calyon, ING Bank N.V, Nordea Bank AB, Raiffeisen Zentralbank Osterreich AG	2013 - 2020	LIBOR +1.15% (1.50%)	26,132	28,040
Skandinavska Enskilda Banken AB	2013 - 2017	LIBOR +0.23% - 1.8% (0.57% - 2.15%)	4,238	5,072
HSBC Bank plc and ING BHF Bank AG	2013 - 2014	LIBOR +0.3% (0.65%)	394	965
Citibank International plc and ING Bank N.V.	2013	LIBOR +0.43% (0.77%)	—	574
HSBC Bank plc, ING Bank and Bayerische Landesbank	2013	LIBOR +0.3% (0.65%)	—	800
Commerzbank AG, ING Bank AG and HSBC Bank plc	2013	LIBOR +0.3% (0.65%)	—	659
ABN AMRO Bank N.V.	2013	LIBOR +0.35% (0.70%)	—	191
Other	2013 - 2014	Various	258	91

			31,022	36,392
EUR-denominated:
Bank of China	2013 - 2016	EURIBOR + 1.95% (2.34%)	2,435	2,905
Credit Agricole Corporate Bank and BNP Paribas	2013 - 2018	EURIBOR + 1.65% (2.04%)	1,557	1,671
LBBW	2013 - 2017	EURIBOR + 0.75% (1.14%)	839	938
ABN AMRO Bank N.V.	2013	EURIBOR + 0.35% (0.74%)	—	139
Other	2013	Various	—	62

			4,831	5,715
RUB-denominated:
Sberbank(1)	2020	8.45%	80,000	100,000
Bank of Moscow	2013	8.25%	—	4,000
Notes in REPO	2013	6.13%	—	4,485
Other	2013 - 2023	Various	395	525

			80,395	109,010
AMD-denominated:
ASHIB	2014	13.45%	108	—

			108	—
Total bank loans and other debt			116,356	151,117
Less: current portion			(7,564)	(17,422)

Total bank loans and other debt, long-term			108,792	133,695

(1)
In December 2010, the Group entered into two Sberbank non-revolving credit line facilities in the amount of RUB 60 billion and RUB 40 billion respectively. In July 2013, the Group repaid RUB 20 billion of the RUB 40 billion credit facility. In December 2013, the tenor of the credit agreements was increased from December 2017 until March 2020, while the annual interest rate on both lines was lowered from 8.50% to 8.45%. The interest rate for the period starting from October 23, 2013 till December 31, 2014 also depends on the volume of turnover in the bank accounts of certain entities of the Group. In case the average volume falls below a certain limit, the interest rate is increased by 1% to 9.45%. In addition, Sberbank is entitled to voluntarily revise the interest rate on the lines as a result of and proportionate to the change in the refinancing rate set by the Central Bank of Russia.

        Borrowing costs and interest capitalized—Borrowing costs include interest incurred on existing indebtedness and debt issuance costs. Interest costs for assets that require a period of time to prepare them for their intended use are capitalized and amortized over the estimated useful lives of the related assets. The capitalized interest costs for the years ended December 31, 2013, 2012 and 2011 amounted to RUB 1,942 million, RUB 1,792 million and RUB 1,497 million, respectively, and were recorded as additions to the cost of network and base station equipment within property, plant and equipment in the consolidated statements of financial position. Debt issuance costs are capitalized and amortized over the term of the respective borrowings using the effective interest method.

        Interest expense, net of amounts capitalized and amortization of debt issuance costs, for the years ended December 31, 2013, 2012 and 2011 was RUB 14,714 million, RUB 16,721 million and RUB 18,494, respectively.

        Compliance with covenants—Bank loans and notes of the Group are subject to certain covenants limiting the Group's ability to incur debt, create liens, dispose assets, sell or transfer lease properties, enter into loan transactions with affiliates, delist notes, delay coupon payments, merge or consolidate with another entity or convey its properties and assets to another entity, sell or transfer any of its GSM licenses for the Moscow, St. Petersburg, Krasnodar and Ukraine license areas, or be subject to a judgment requiring payment of money in excess of $10 million (RUB 327 million as of the reporting date), which continue unsatisfied for more than 60 days without being appealed, discharged or waived or the execution thereof stayed.

        The Group is also required to comply with certain financial ratios, maintain ownership in certain subsidiaries and to take all commercially reasonable steps necessary to maintain the rating of the notes assigned by Moody's and Standard & Poor's.

        Also, the noteholders of MTS International Notes due 2020 and MTS International Notes due 2023 have the right to require the Group to redeem the notes at 101% of their principal amount, plus accrued interest, if the Group experiences a change in control.

        If the Group fails to meet these covenants, after certain notice and cure periods, the debtholders can accelerate the debt to be immediately due and payable.

        The Group was in compliance with all existing notes and bank loan covenants as of December 31, 2013.

        As of December 31, 2013, the Group did not have any pledged assets.

        Available credit facilities—As of December 31, 2013, the Group's total available unused credit facilities amounted to RUB 5 billion and related to the following credit lines:

	Maturity	Interest rate	Available till	Available amount
ING Bank Eurasia	2014	MosPrime / LIBOR / EURIBOR + 1.50%	July 2014	2,500
Rosbank	2014	MosPrime + 0.75%	July 2014	2,500

Total				5,000

        In addition, the Group has a credit facility made available by Citibank at MosPrime + 1.50% interest rate with the available amount set up on request and to be repaid within 182 days.

        The following table presents the aggregated scheduled maturities of principal on notes and bank loans outstanding for the five years ending December 31, 2018 and thereafter:

	Notes	Bank loans and other debt
Payments due in the year ending December 31,
2014	17,462	7,564
2015	22,558	11,669
2016	1,800	26,590
2017	10,000	20,264
2018	10,000	19,420
Thereafter	40,924	30,849

Total	102,744	116,356